Income Taxes, Income Tax Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Current [Abstract]
Current income taxes	$ 7,449	$ 4,310	$ 5,554
Deferred [Abstract]
Deferred income taxes relating to the origination and reversal of temporary differences	(4,517)	(3,545)	(3,559)
Benefit arising from previously unrecognized tax losses and deductible temporary differences	(2,383)	(560)	0
Utilization of previously unrecognized deferred income tax assets	(964)	(627)	(46)
Total	(7,864)	(4,732)	(3,605)
Unrecognized deferred income tax assets on temporary deductible differences and unused tax losses	5,761	6,100	4,659
Deferred income taxes	(2,103)	1,368	1,054
Income tax provision for the year	$ 5,346	$ 5,678	$ 6,608